UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-09821

Allied Asset Advisors Funds
 (Exact name of registrant as specified in charter)

721 Enterprise Drive, Suite 100
Oak Brook, IL  60523
 (Address of principal executive offices) (Zip code)

Bassam Osman
Allied Asset Advisors Funds
721 Enterprise Drive, Suite 100
Oak Brook, IL  60523
 (Name and address of agent for service)

(877) 417-6161
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2016

Date of reporting period:  November 30, 2015

Item 1. Reports to Stockholders.

Semi-Annual Report

November 30, 2015

(Unaudited)

Iman Fund

IMAN FUND

January 22, 2016

Dear Shareholder,

Assalamu Alaykum (Greetings of Peace),

We are pleased to report that the Iman Fund (the “Fund”) did well in the six month period ending on November 30, 2015.  The Fund returned +1.05% in that period while the Dow Jones Islamic Market USA Index went down -0.66% and the Dow Jones Islamic Market World Index declined -3.44%.  The Fund outperformed the blended return of these two indexes, which was minus -2.05%, the Standard & Poor’s 500 Index, which was down -0.21%, the Wilshire 5000 Total Market Index, which went down -2.70%, and the Lipper Multi-Cap Growth Funds (the Fund’s Lipper classification), which declined -1.27% in the same period.  All of the market indexes mentioned in this report are unmanaged and, therefore, have no expenses while the Fund and all mutual funds have expenses.  Investors cannot invest directly in an index.

U.S. stocks were basically flat for the six months ending November 30, 2015.  For this reporting period, stock markets on the international scene were not as strong as those in the U.S. Emerging markets struggled even more.  Quantitative easing in Europe and the Federal Reserve’s decision to keep interest rates on hold helped U.S. stocks to their best monthly performance in four years, pushing the Standard & Poor’s 500 Composite Index up 8.44% in October, 2015.  This helped largely to erase a steep decline in August and September on concern about slowing global economic growth emanating from China.  The Consumer Discretionary sector led the way, benefiting from a combination of rising personal income and benign inflation.  The Technology and Consumer Staples sectors also did well.  Conversely, the Energy sector performed worst, in an environment of depressed commodity prices that also hit the materials sector.  At period end, investors remained worried on the potential global implications of a relatively stronger U.S. dollar and how China’s transition toward a more consumption economy may affect corporate earnings.

The U.S. economy continued to grow at a reasonable rate during the reporting period despite a slight contraction early in 2015.  Growth rebounded in the second quarter as Gross Domestic Product (“GDP”) expanded 3.9%, an increase attributed to an upturn in exports and spending by state and local governments.  Third quarter GDP advanced at a slower pace.  The upbeat economic data fueled good job gains, pushing the unemployment rate down to 5.0%.  The U.S. was almost an exception among the world’s developed economies.  European countries continued to struggle with slow growth and deflationary pressures.  China witnessed slowing in its growth rate, prompting the implementation of fiscal and monetary stimulus.  Japan likewise launched significant stimulus measures.  Russia went into recession, and emerging market economies were especially weaker.  Trouble in the Middle East added uncertainty.

2016 started with the deepest decline in U.S. stock markets in the first three weeks in a year for the last seventy years.  Naturally, this was not predicted by market watchers.  Many still see it to be based on sentiment and over-reaction to China’s problems.  They believe the fundamentals of the U.S. economy have not changed much.  They point to, particularly, the strength in the labor and housing markets.  However, economic uncertainty in China and other international markets could present headwinds moving forward.

No one can persistently predict the short-term movement of the stock market; however, stock investing over many years has rewarded investors well and performed better than bonds or money markets.  Regardless of what’s transpiring in the macro-environment, the Iman Fund takes a bottom-up approach, building our portfolio one company at a time.  We are confident that our approach will continue to serve investors well.  We thank you for placing your trust in the Iman Fund and look forward to working hard to prove worthy of your trust.

Very Truly Yours,

Bassam Osman, President

IMAN FUND

The above discussion and analysis of the Fund reflect the opinions of the Adviser as of January 2016, are subject to change, and any forecasts made cannot be guaranteed and should not be considered investment advice.

Mutual Fund investing involves risk; principal loss is possible.  The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  Historically, the Adviser believes that the Islamic restrictions placed on the Fund have not adversely affected the Fund; however, it is possible that these restrictions may result in the Fund not performing as well as mutual funds not subject to such restrictions.  Investments in smaller companies involve additional risk, such as limited liquidity and greater volatility.

The Dow Jones Islamic Market USA Index is a diversified compilation of U.S. equity securities considered by Dow Jones to be in compliance with Islamic principles.  The Dow Jones Islamic Market World Index measures the global universe of investable equities considered by Dow Jones to be in compliance with Islamic principles.  The S&P 500 Index is a capitalization weighted index of 500 large capitalization stocks which is designed to measure broad securities markets.  The Wilshire 5000 Total Market Index is a market capitalization-weighted index composed of more than 6,700 publicly-traded companies that are headquartered in the United States, are actively traded on an American stock exchange and have pricing information that is widely available to the public.  The Lipper Multi-Cap Growth category consists of funds that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time.  You cannot invest directly in an index.

Gross Domestic Product (GDP) is the monetary value of all the finished goods and services produced within a country’s borders in a specific time period, though GDP is usually calculated on an annual basis.  It includes all of private and public consumption, government outlays, investments and exports less imports that occur within a defined territory.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.  For a complete list of Fund holdings, please refer to the Schedule of Investments included in this report.

IMAN FUND
EXPENSE EXAMPLE
November 30, 2015 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (6/1/2015 - 11/30/2015).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent.  IRA accounts will be charged a $15.00 annual maintenance fee.  The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that Iman Fund does not have any sales charge (loads), redemption fees, or exchange fees.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	6/1/15	11/30/15	6/1/15 - 11/30/15*
Actual	$1,000.00	$1,010.50	$7.04
Hypothetical (5% return before expenses)	1,000.00	1,018.00	7.06

*	Expenses are equal to the Fund’s annualized expense ratio of 1.40% multiplied by the average account value over the period multiplied by 183/366 (to reflect the one-half year period).

IMAN FUND
ALLOCATION OF PORTFOLIO ASSETS
(Calculated as a percentage of net assets)
November 30, 2015 (Unaudited)

IMAN FUND

Total Rate of Return
For the Period November 30, 2005 to November 30, 2015
(Unaudited)

This chart assumes an initial investment of $10,000 made on November 30, 2005 and held through November 30, 2015.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the recent month end may be obtained by visiting www.investaaa.com.

Indices mentioned are unmanaged and used to measure U.S. markets.  You cannot invest directly in an index.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

	Six	One	Five	Ten
Average Annual Total Return as of November 30, 2015	Months	Year	Years	Years
Iman Fund	1.05%	5.29%	11.07%	6.65%
Dow Jones Islamic Market USA Index*	(0.66)%	2.56%	12.52%	7.33%
Blended Dow Jones Islamic Market USA Index*/
Dow Jones Islamic Market World Index** Blended Rate	(2.05)%	1.32%	10.77%	6.95%
Russell 3000 Growth Index***	0.94%	6.14%	14.96%	8.65%

*
The Dow Jones Islamic Market USA Index is a diversified compilation of U.S. equity securities considered by Dow Jones to be in compliance with Islamic principles.  The index is constructed from stocks in the Dow Jones Indexes (DJGI) family.  Dow Jones believes that these stocks are accessible to investors and are well traded.  The DJGI methodology removes issues that are not suitable for global investing.  Prior to July 31, 2013, the performance of the Dow Jones Islamic Market USA Index does not include the reinvestment of dividends.

**
The Dow Jones Islamic Market World Index is a compilation of 56 country-level benchmark indexes considered by Dow Jones to be in compliance with Islamic principles.  The index provides a definitive standard for measuring stock market performance for Islamic investors on a global basis, in accordance with Dow Jones Indexes’s established index methodology.  Prior to April 30, 2008, the performance of the Dow Jones Islamic Market World Index does not include the reinvestment of dividends.

***
The Russell 3000 Growth Index takes the largest 3,000 U.S. companies based on market capitalization and measures the performance of those with higher price-to-book ratios and higher forecasted growth values.

IMAN FUND
SCHEDULE OF INVESTMENTS
November 30, 2015 (Unaudited)
(Classifications are based on the North American Industry Classification System)

Number of
Shares		Value

COMMON STOCKS - 99.7%

	AGRICULTURE,
	CONSTRUCTION &
	MINING MACHINERY
	MANUFACTURING - 0.6%
5,400	The Toro Co.	$416,178

	APPAREL KNITTING MILLS - 0.4%
5,700	Columbia Sportswear Co.	266,931

	AUDIO & VIDEO EQUIPMENT
	MANUFACTURING - 0.8%
15,800	Dolby Laboratories, Inc. - Class A	546,364

	BUILDING MATERIAL &
	SUPPLIES DEALERS - 0.9%
4,900	The Home Depot, Inc.	656,012

	BUSINESS SUPPORT
	SERVICES - 0.8%
18,300	WNS Holdings Ltd. - ADR (a) (b)	562,725

	CLOTHING STORES - 0.7%
20,600	American Eagle Outfitters, Inc.	320,742
1,500	The Children’s Place, Inc.	72,480
2,600	The Gap, Inc.	69,498
		462,720
	COMMERCIAL & SERVICE
	INDUSTRY MACHINERY
	MANUFACTURING - 0.7%
4,400	The Middleby Corp. (a)	484,176

	COMMUNICATIONS
	EQUIPMENT
	MANUFACTURING - 0.5%
20,900	ADTRAN, Inc.	340,879

	COMPUTER &
	PERIPHERAL EQUIPMENT
	MANUFACTURING - 6.6%
23,200	Apple Inc.	2,744,560
30,300	Cisco Systems, Inc.	825,675
39,600	EMC Corp.	1,003,464
		4,573,699
	COMPUTER SYSTEMS
	DESIGN & RELATED
	SERVICES - 3.9%
11,100	Accenture PLC - Class A (b)	1,190,142
450	athenahealth, Inc. (a)	75,488
32,300	Cadence Design Systems, Inc. (a)	720,290
2,900	Cerner Corp. (a)	172,840
5,000	Perficient, Inc. (a)	87,400
15,900	Sykes Enterprises, Inc. (a)	505,938
		2,752,098
	COURIERS & EXPRESS
	DELIVERY SERVICES - 0.6%
2,600	FedEx Corp.	412,204

	CUT & SEW APPAREL
	MANUFACTURING - 0.3%
4,000	lululemon athletica Inc. (a)	191,280

	DATA PROCESSING, HOSTING
	& RELATED SERVICES - 2.3%
3,900	Automatic Data Processing, Inc.	336,414
5,500	Citrix Systems, Inc. (a)	421,685
1,575	CoStar Group Inc. (a)	329,553
6,400	Red Hat, Inc. (a)	521,024
		1,608,676
	DRUGS & DRUGGISTS’
	SUNDRIES MERCHANT
	WHOLESALERS - 0.9%
2,200	AmerisourceBergen Corp.	217,008
5,500	The Procter & Gamble Co.	411,620
		628,628
	ELECTRICAL EQUIPMENT
	MANUFACTURING - 2.5%
59,000	ABB Ltd. - ADR (b)	1,110,380
11,100	AMETEK, Inc.	626,706
		1,737,086
	ELECTRONIC SHOPPING &
	MAIL-ORDER HOUSES - 6.2%
4,690	Amazon.com, Inc. (a)	3,117,912
29,900	Copart, Inc. (a)	1,180,153
		4,298,065

The accompanying notes are an integral part of these financial statements.

IMAN FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2015 (Unaudited)
(Classifications are based on the North American Industry Classification System)

Number of
Shares		Value

COMMON STOCKS - 99.7% (Continued)

	ELECTRONICS &
	APPLIANCE STORES - 0.4%
9,400	Best Buy Co., Inc.	$298,732

	ENGINE, TURBINE & POWER
	TRANSMISSION EQUIPMENT
	MANUFACTURING - 0.7%
8,200	Brunswick Corp.	431,566
800	Cummins, Inc.	80,296
		511,862
	FOOTWEAR
	MANUFACTURING - 0.2%
1,200	NIKE, Inc. - Class B	158,736

	FREIGHT TRANSPORTATION
	ARRANGEMENT - 1.5%
900	C.H. Robinson Worldwide, Inc.	60,687
20,900	Expeditors International
	of Washington, Inc.	1,014,486
		1,075,173
	GENERAL FREIGHT
	TRUCKING - 0.4%
4,500	Old Dominion Freight Line, Inc. (a)	286,695

	GROCERY & RELATED
	PRODUCT WHOLESALERS - 0.3%
4,500	Unilever PLC - ADR (b)	192,825

	HEALTH & PERSONAL
	CARE STORES - 0.6%
12,700	Vitamin Shoppe, Inc. (a)	387,350

	HOUSEHOLD APPLIANCES,
	ELECTRICAL, ELECTRONIC
	GOODS - 1.8%
2,800	TE Connectivity Ltd. (b)	187,852
5,220	W.W. Grainger, Inc.	1,046,819
		1,234,671
	JEWELRY, LUGGAGE, AND
	LEATHER GOODS STORES - 0.4%
3,400	Tiffany & Co.	270,912

	LOCAL MESSENGERS &
	LOCAL DELIVERY - 0.2%
1,500	United Parcel Service,
	Inc. (UPS) - Class B	154,515

	MANAGEMENT, SCIENTIFIC &
	TECHNICAL CONSULTING
	SERVICES - 2.5%
5,200	Korn/Ferry International	191,360
11,900	MAXIMUS, Inc.	675,325
10,800	salesforce.com, Inc. (a)	860,652
		1,727,337
	MANUFACTURING &
	REPRODUCING MAGNETIC
	& OPTICAL MEDIA - 0.6%
13,700	National Instruments Corp.	430,180

	MEDICAL EQUIPMENT
	& SUPPLIES
	MANUFACTURING - 2.6%
1,800	3M Co.	281,844
13,300	DENTSPLY International, Inc.	806,778
1,200	Intuitive Surgical, Inc. (a)	624,024
800	Stryker Corp.	77,168
		1,789,814
	METAL ORE MINING - 0.5%
7,500	Franco-Nevada Corp. (b)	359,325

	MOTOR VEHICLE &
	MOTOR VEHICLE PARTS &
	SUPPLIES MERCHANT
	WHOLESALERS - 2.3%
6,100	Delphi Automotive PLC (b)	536,068
4,090	O’Reilly Automotive, Inc. (a)	1,079,228
		1,615,296
	MOTOR VEHICLE
	BODY & TRAILER
	MANUFACTURING - 0.2%
6,000	Winnebago Industries, Inc.	135,000

	MOTOR VEHICLE
	MANUFACTURING - 0.4%
1,120	Tesla Motors, Inc. (a)	257,891

The accompanying notes are an integral part of these financial statements.

IMAN FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2015 (Unaudited)
(Classifications are based on the North American Industry Classification System)

Number of
Shares		Value

COMMON STOCKS - 99.7% (Continued)

	MOTOR VEHICLE PARTS
	MANUFACTURING - 1.1%
6,400	Honeywell International, Inc.	$665,280
3,300	Sun Hydraulics Corp.	108,669
		773,949
	NAVIGATIONAL, MEASURING,
	ELECTROMEDICAL &
	CONTROL INSTRUMENTS
	MANUFACTURING - 3.6%
16,000	Agilent Technologies, Inc.	669,120
1,070	Illumina, Inc. (a)	196,773
5,800	MTS Systems Corp.	368,996
2,360	Roper Industries, Inc.	456,636
10,000	Varian Medical Systems, Inc. (a)	807,800
		2,499,325
	NEWSPAPER, PERIODICAL,
	BOOK, & DIRECTORY
	PUBLISHERS - 2.5%
96,800	RELX PLC - ADR (b)	1,754,016

	OFFICE ADMINISTRATIVE
	SERVICES - 0.5%
3,700	Gartner, Inc. (a)	345,210

	OFFICE FURNITURE
	(INCLUDING FIXTURES)
	MANUFACTURING - 0.6%
16,000	La-Z-Boy Inc.	428,960

	OIL & GAS EXTRACTION - 1.7%
3,700	Diamondback Energy, Inc. (a)	288,674
1,000	EOG Resources, Inc.	83,430
11,200	Occidental Petroleum Corp.	846,608
		1,218,712
	OTHER ELECTRICAL
	EQUIPMENT & COMPONENT
	MANUFACTURING - 0.1%
900	Hubbell Inc. - Class B	89,361

	OTHER GENERAL
	MERCHANDISE STORES - 1.0%
10,500	Dollar General Corporation	686,805

	OTHER GENERAL
	PURPOSE MACHINERY
	MANUFACTURING - 0.2%
2,100	Graco, Inc.	158,466

	OTHER INFORMATION
	SERVICES - 5.6%
1,750	Alphabet Inc. - Class A (a)	1,334,988
1,548	Alphabet Inc. - Class C (a)	1,149,545
14,000	Facebook Inc. - Class A (a)	1,459,360
		3,943,893
	OTHER PROFESSIONAL,
	SCIENTIFIC & TECHNICAL
	SERVICES - 0.7%
18,800	Ritchie Bros. Auctioneers Inc. (b)	503,652

	OTHER SCHOOLS
	& INSTRUCTION - 0.8%
18,900	New Oriental Education &
	Technology Group, Inc. - ADR (b)	548,478

	PETROLEUM &
	COAL PRODUCTS
	MANUFACTURING - 2.4%
20,500	Exxon Mobil Corp.	1,674,030

	PHARMACEUTICAL
	& MEDICINE
	MANUFACTURING - 17.2%
11,800	Abbott Laboratories	530,056
5,900	Alexion Pharmaceuticals, Inc. (a)	1,052,796
13,100	Alkermes PLC (a) (b)	961,016
200	Allergan plc (a) (b)	62,778
3,200	Alnylam Pharmaceuticals, Inc. (a)	332,992
5,400	Bristol-Myers Squibb Co.	361,854
7,600	Celgene Corp. (a)	831,820
13,700	Gilead Sciences, Inc.	1,451,652
4,400	IDEXX Laboratories, Inc. (a)	311,608
560	Intercept Pharmaceuticals, Inc. (a)	98,846
7,200	Isis Pharmaceuticals, Inc. (a)	439,488

The accompanying notes are an integral part of these financial statements.

IMAN FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2015 (Unaudited)
(Classifications are based on the North American Industry Classification System)

Number of
Shares		Value

COMMON STOCKS - 99.7% (Continued)

	PHARMACEUTICAL
	& MEDICINE
	MANUFACTURING - 17.2%
	(Continued)
17,400	Johnson & Johnson	$1,761,576
19,900	Merck & Co., Inc.	1,054,899
14,700	Novartis AG - ADR (b)	1,253,028
1,460	Regeneron Pharmaceuticals, Inc. (a)	794,970
2,600	United Therapeutics Corp. (a)	396,838
2,300	Vertex Pharmaceuticals Inc. (a)	297,528
		11,993,745
	PROFESSIONAL
	& COMMERCIAL
	EQUIPMENT - 0.6%
2,700	Henry Schein, Inc. (a)	422,496

	RAIL TRANSPORTATION - 0.3%
2,100	Union Pacific Corp.	176,295

	SCIENTIFIC RESEARCH
	& DEVELOPMENT
	SERVICES - 1.0%
1,185	Biogen Idec Inc. (a)	339,929
3,300	Incyte Corp. (a)	376,992
		716,921
	SEMICONDUCTOR & OTHER
	ELECTRONIC COMPONENT
	MANUFACTURING - 7.0%
26,200	Altera Corp.	1,383,360
5,200	Applied Materials, Inc.	97,604
1,200	Broadcom Corp. - Class A	65,556
3,400	Cavium, Inc. (a)	228,174
2,000	Cree, Inc. (a)	55,280
34,600	Intel Corp.	1,203,042
32,100	Intersil Corp. - Class A	464,808
15,800	QUALCOMM, Inc.	770,882
9,300	Texas Instruments Inc.	540,516
2,000	Xilinx, Inc.	99,380
		4,908,602
	SOFTWARE PUBLISHERS - 5.9%
8,100	Aspen Technology, Inc. (a)	355,995
18,500	Autodesk Inc. (a)	1,174,195
3,700	Intuit Inc.	370,740
30,800	Microsoft Corp.	1,673,980
2,900	Tyler Technologies, Inc. (a)	517,476
		4,092,386
	SUPPORT ACTIVITIES
	FOR MINING - 0.4%
3,700	Schlumberger Ltd. (b)	285,455

	TRAVEL ARRANGEMENT
	& RESERVATION
	SERVICES - 2.0%
1,125	The Priceline Group, Inc. (a)	1,404,956
	WHOLESALE ELECTRONIC
	MARKETS & AGENTS
	& BROKERS - 0.2%
1,700	Genuine Parts Co.	154,071
	TOTAL COMMON STOCKS
	(Cost $59,871,775)	69,603,819
	Total Investments
	(Cost $59,871,775) - 99.7%	69,603,819
	Other Assets in Excess
	of Liabilities - 0.3%	209,003
	TOTAL NET ASSETS - 100.0%	$69,812,822

Percentages are stated as a percent of net assets.

ADR –	American Depository Receipt
(a)	Non Income Producing
(b)	Foreign Issued Securities

The accompanying notes are an integral part of these financial statements.

IMAN FUND
STATEMENT OF ASSETS AND LIABILITIES
November 30, 2015 (Unaudited)

Assets:
Investments, at value (cost $59,871,775)	$69,603,819
Cash	244,946
Receivable for capital shares sold	23,025
Dividends receivable	95,151
Receivable for investments sold	964,406
Other assets	10,001
Total Assets	70,941,348

Liabilities:
Payable for investments purchased	984,748
Payable to Adviser (Note 3)	56,298
Payable for capital shares redeemed	2,353
Payable for professional fees	30,368
Payable for Trustee fees	12,641
Accrued expenses and other liabilities	42,118
Total Liabilities	1,128,526
Net Assets	$69,812,822

Net assets consist of:
Paid-in capital	$56,576,742
Accumulated net investment loss	(74,385)
Accumulated undistributed net realized gain on investments	3,578,421
Net unrealized appreciation on investments	9,732,044
Net Assets	$69,812,822

Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	6,062,128
Net asset value, redemption price and offering price per share	$11.52

The accompanying notes are an integral part of these financial statements.

IMAN FUND
STATEMENT OF OPERATIONS
For the Six Months Ended November 30, 2015 (Unaudited)

Investment income:
Dividend income (Net of foreign withholding tax of $1,086)	$427,460
Total investment income	427,460

Expenses:
Advisory fees (Note 3)	336,659
Administration fees	43,862
Transfer agent fees and expenses	19,276
Legal fees	18,100
Fund accounting fees	15,932
Federal and state registration fees	14,390
Trustees’ fees and related expenses	7,735
Audit fees	6,518
Custody fees	4,952
Reports to shareholders	4,217
Other expenses	829
Total expenses	472,470
Net investment loss	(45,010)

Realized and unrealized gain on investments:
Net realized gain from security transactions	666,566
Change in net unrealized appreciation/depreciation on investments	174,275
Realized and unrealized gain on investments	840,841
Net increase in net assets from operations	$795,831

The accompanying notes are an integral part of these financial statements.

IMAN FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	November 30, 2015	Year Ended
	(Unaudited)	May 31, 2015
From operations:
Net investment loss	$(45,010)	$(14,619)
Net realized gain on investments	666,566	5,961,293
Change in net unrealized appreciation/depreciation on investments	174,275	288,378
Net increase in net assets from operations	795,831	6,235,052

From distributions:
Net realized gain on investments	—	(7,032,880)
Net decrease in net assets resulting from distributions paid	—	(7,032,880)

From capital share transactions:
Proceeds from sale of shares	3,110,618	6,777,910
Net asset value of shares issued in reinvestment
of distributions to shareholders	—	6,991,051
Payments for shares redeemed	(2,534,035)	(3,752,022)
Net increase in net assets from capital share transactions	576,583	10,016,939

Total increase in net assets	1,372,414	9,219,111

Net assets:
Beginning of period	68,440,408	59,221,297
End of period (includes accumulated net investment
loss of $74,385 and $29,375, respectively)	$69,812,822	$68,440,408

The accompanying notes are an integral part of these financial statements.

IMAN FUND
FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	November 30,
	2015		Year Ended May 31,
	(Unaudited)		2015		2014	2013	2012	2011
Net asset value, beginning of period	$11.40		$11.59		$9.99	$8.35	$8.97	$6.91
Income (loss) from
investment operations:
Net investment loss(1)	(0.00	)(2)	(0.00	)(2)	(0.01)	(0.03)	(0.05)	(0.05)
Net realized and unrealized
gains (losses) on investments	0.12		1.13		2.02	1.67	(0.57)	2.11
Total from investment operations	0.12		1.13		2.01	1.64	(0.62)	2.06
Less distributions paid:
From net realized gain on investments	—		(1.32)		(0.41)	—	—	—
Total distributions paid	—		(1.32)		(0.41)	—	—	—

Net asset value, end of period	$11.52		$11.40		$11.59	$9.99	$8.35	$8.97

Total return	1.05	%(3)	10.22%		20.30%	19.64%	(6.91)%	29.81%

Net assets at end of period (000’s)	$69,813		$68,440		$59,221	$45,207	$36,123	$34,912

Ratio of expenses to average net assets	1.40	%(4)	1.42%		1.48%	1.59%	1.74%	1.75%

Ratio of net investment
loss to average net assets	(0.13	)%(4)	(0.02)%		(0.09)%	(0.36)%	(0.65)%	(0.65)%

Portfolio turnover rate	37.4	%(3)	72.0%		71.7%	109.5%	96.9%	169.3%

(1)	Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(2)	Less than one cent per share.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

IMAN FUND
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2015 (Unaudited)

1.  Organization

Allied Asset Advisors Funds (the “Trust”), an open-end management investment company, was organized as a Delaware statutory trust on January 14, 2000.  The Trust currently offers one series of shares to investors, the Iman Fund (the “Fund”), a diversified series of the Trust.  Allied Asset Advisors, Inc. (“AAA” or the “Adviser”), a Delaware corporation, serves as investment adviser to the Fund.

The Trust is authorized to issue an unlimited number of shares without par value, of each series.  The Trust currently offers one class of shares of the Fund.

The investment objective of the Fund is to seek growth of capital while adhering to Islamic principles. To achieve its investment objective, the Fund seeks investments that meet Islamic principles whose prices the Fund’s Adviser anticipates will increase over the long term. Under normal circumstances, the Fund invests its net assets in domestic and foreign securities chosen by the Adviser in accordance with Islamic principles. Islamic principles generally preclude investments in certain businesses (e.g., alcohol, pornography and gambling) and investments in interest bearing debt obligations.  Any uninvested cash will be held in non-interest bearing deposits or invested in a manner following Islamic principles.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Use of Estimates:  In preparing the financial statements in conformity with GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Security Valuation:  Investment securities are carried at fair value determined using the following valuation methods:

•	Equity securities listed on a U.S. securities exchange or NASDAQ for which market quotations are readily available are valued at the last quoted sale price on the valuation date.

•
Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the most recent quoted bid price.  The Fund did not hold any such securities during the six months ended November 30, 2015.

•	Securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser under direction of the Board of Trustees.

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.

Summary of Fair Value Exposure at November 30, 2015

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 -	Quoted prices in active markets for identical securities.

IMAN FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)
November 30, 2015 (Unaudited)

Level 2 -
Other significant observable inputs (including quoted prices for similar securities in active markets, quoted prices for identical or similar instruments in markets that are not active, model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs that are used in determining a fair value of an investment may include price information, credit data, volatility statistics, and other factors.  These inputs can be either observable or unobservable.  The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment or similar investments in the marketplace.  The inputs will be considered by the Adviser, along with any other relevant factors in the calculation of an investment’s fair value.  The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations.  During these periods, the availability of prices and inputs may be reduced for many investments.  This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3.  These models rely on one or more significant unobservable inputs and/or significant assumptions by the Adviser.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks	$69,603,819	$—	$—	$69,603,819
Total*	$69,603,819	$—	$—	$69,603,819

*	Additional information regarding the industry and/or geographical classification of these investments is disclosed in the Schedule of Investments.

There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period for the Fund, as compared to their classification from the most recent annual report. It is the Fund’s policy to consider transfers into or out of Level 1, Level 2 or Level 3 as of the end of the reporting period.

Foreign Securities: Investing in securities of foreign companies and foreign governments involves special risks and consideration not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.  The Fund does not invest in securities of U.S. or foreign governments.

Federal Income Taxes:  It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and the Fund intends to distribute all of its taxable income and net capital gains to shareholders.  Therefore, no federal income tax provision is required.

As of and during the year ended May 31, 2015, the Fund did not have a liability for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as other expenses in the Statement of Operations.  During the year, the Fund did not incur any interest or penalties.  The statute of limitations on the Fund’s tax returns remains open for the years ended May 31, 2012 through May 31, 2015.

IMAN FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)
November 30, 2015 (Unaudited)

As of May 31, 2015, the components of distributable earnings on a tax basis were as follows:

Cost of investments	$58,433,046
Gross tax unrealized appreciation	$10,838,844
Gross tax unrealized depreciation	(1,320,363)
Net tax unrealized appreciation	$9,518,481
Undistributed ordinary income	614,802
Undistributed long-term capital gain	2,306,966
Total distributable earnings	$2,921,768
Other accumulated losses	—
Total accumulated gain	$12,440,249

The difference between book basis and tax basis unrealized and realized gains and losses is attributable primarily to the tax deferral of losses relating to wash sale transactions and mark-to-market on PFICs.

Under current tax laws, losses realized after October 31 may be deferred and treated as occurring on the first business day of the following fiscal year.  For the fiscal year ended May 31, 2015, the Fund did not defer, on a tax basis, any post-October losses.

Distributions to Shareholders:  The Fund will distribute substantially all of the net investment income and net realized gains that it has realized on the sale of securities.  These income and gains distributions will generally be paid once each year, on or before December 31.  The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial reporting and tax reporting purposes.

The tax character of distributions paid were as follows:

	Six Months Ended	Year Ended
	November 30, 2015	May 31, 2015
Ordinary Income	$ —	$2,097,111
Long-term capital gains	$ —	$4,935,769

Dividend income and distributions to shareholders are recorded on the ex-dividend date.  The Fund may periodically make reclassifications among certain of its capital accounts to reflect the tax character of permanent book/tax differences related to the components of the Fund’s net assets.  These reclassifications have no impact on the net assets or net asset value of the Fund.

Other:  Investment transactions and shareholder transactions are accounted for on the trade date.  Net realized gains and losses on securities are computed on the basis of specific security lot identification.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Recent Accounting Pronouncement:  In August 2014, the FASB issued ASU 2014-15 – Presentation of Financial Statements – Going Concern (Subtopic 205-40). The pronouncement determines management’s responsibility regarding assessment of the Funds’ ability to continue as a going concern, even if the Funds’ liquidation is not imminent. Currently, no similar guidance exists.  Under this guidance, during each period in which financial statements are prepared, management needs to evaluate whether there are conditions or events that, in the aggregate, raise substantial doubt about the Funds’ ability to continue as a going concern within one year after the date the financial statements are issued. Substantial doubt exists if these conditions or events indicate that the Funds will be unable to meet their obligations as they become due. If such conditions or events exist, management should develop a plan to mitigate or alleviate these conditions or events. Regardless of management’s plan to mitigate, certain disclosures must be made in the financial statements. ASU 2014-15 is effective for annual periods ending after December 15, 2016, however, early adoption is permitted. Management does not believe that the update will have an impact on the Funds’ financial statements.

Subsequent Events: In preparing these financial statements, management has performed an evaluation of subsequent events after November 30, 2015 and determined that there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.

IMAN FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)
November 30, 2015 (Unaudited)

3.  Investment Advisory and Other Agreements

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser, with whom certain officers and a Trustee of the Trust are affiliated, to furnish investment advisory services to the Fund.  Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of 1.00% of the Fund’s daily average net assets.

For the six months ended November 30, 2015, the Fund had advisory expenses of $336,659, and as of November 30, 2015, the Fund had $56,298 payable to the Adviser.

The Trust has a distribution agreement and a servicing agreement with Quasar Distributors, LLC (the “Distributor”).  Fees for such distribution services are paid to the Distributor by the Adviser.

4.  Capital Share Transactions

Capital Share Transactions of the Fund for the six months ended November 30, 2015, were as follows:

	Amount	Shares
Shares sold	$3,110,618	281,245
Shares redeemed	(2,534,035)	(224,554)
Net increase	$576,583	56,691

Shares Outstanding
Beginning of period		6,005,437
End of period		6,062,128

Capital Share Transactions of the Fund for the year ended May 31, 2015, were as follows:
	Amount	Shares
Shares sold	$6,777,910	582,616
Shares reinvested	6,991,051	636,708
Shares redeemed	(3,752,022)	(324,889)
Net increase	$10,016,939	894,435

Shares Outstanding
Beginning of period		5,111,002
End of period		6,005,437

5.  Securities Transactions

During the six months ended November 30, 2015, the cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $26,762,925 and $25,000,352, respectively. There were no purchases or sales of U.S. government securities for the Fund.

6.  Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of November 30, 2015, the North American Islamic Trust (“NAIT”) held 62.7% of the Fund. NAIT is the parent company of the Adviser.

IMAN FUND
ADDITIONAL INFORMATION
November 30, 2015 (Unaudited)

Proxy Voting Policies and Procedures (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (877) 417-6161 or by accessing the Fund’s website at http://www.investaaa.com.  Furthermore, you can obtain the description on the SEC’s website at http://www.sec.gov.

Proxy Voting Record (Unaudited)

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (877) 417-6161.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule (Unaudited)

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The filing will be available, upon request, by calling (877) 417-6161.  Furthermore, you will be able to obtain a copy of the filing on the SEC’s website at http://www.sec.gov.  The Fund’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

PRIVACY POLICY

In the course of servicing your account, we collect the following nonpublic personal information about you:

•
Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•
Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, parties to transactions, cost basis information, and other financial information; and

•	Information collected from our website (including from the use of “cookies”)

We do not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law. For example, we are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions. Furthermore, we restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with industry standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your financial intermediary shares nonpublic personal information with nonaffiliated third parties.

(This Page Intentionally Left Blank.)

INVESTMENT ADVISER
Allied Asset Advisors, Inc.
Oak Brook, Illinois

DISTRIBUTOR
Quasar Distributors, LLC
Milwaukee, Wisconsin

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
Cleveland, Ohio

ADMINISTRATOR, TRANSFER AGENT,
AND FUND ACCOUNTANT
U.S. Bancorp Fund Services, LLC
Milwaukee, Wisconsin

CUSTODIAN
U.S. Bank, N.A.
Milwaukee, Wisconsin

LEGAL COUNSEL
Latham & Watkins
Chicago, Illinois

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.  Read the Prospectus carefully before you invest or send money. The Prospectus contains important information about the Fund, including charges and expenses. The principal value of your investment will fluctuate, and your shares may be worth less than your original cost. Quasar Distributors, LLC is the Distributor for the Fund.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed August 9, 2007.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allied Asset Advisors Funds

By           /s/Bassam Osman
Bassam Osman, President

Date        February 8, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/Bassam Osman
Bassam Osman, President

Date        February 8, 2016

By           /s/Mohammed Basheeruddin
Mohammed Basheeruddin, Treasurer

Date        February 8, 2016